Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets
Intangible Assets

8.Intangible Assets

Intangible assets as of December 31, 2021 and 2020 consisted of the following:

	Useful Life		Accumulated
	(in months)	Gross	Amortization	Net
As of December 31, 2020
Technology	60	$1,574	$(52)	$1,522
Tradename	60	1,400	(47)	1,353
Other	84	168	(102)	66
		$3,142	$(201)	$2,941
As of December 31, 2021
Technology	60	$1,574	$(366)	$1,208
Tradename	60	1,400	(327)	1,073
Other	84	168	(126)	42
		$3,142	$(819)	$2,323

The tradename and developed technology were contributed by the acquisition of PCL and PML in the year of 2020. As the tradename and developed technology were the key driver of the revenues for PCL and PML, which will bring further economic benefit to the Group’s business. The tradename and developed technology were separately identified as intangible assets on the acquisition date. The balance is amortized over the useful life of 5 years.

No impairment loss was provided for intangible assets for the year ended December 31, 2021, the period from November 13, 2020 to December 31, 2020 (Successor), and the period from January 1, 2020 to November 12, 2020 (Predecessor). For the year ended December 31, 2021, the period from November 13, 2020 to December 31, 2020 (Successor), and the period from January 1, 2020 to November 12, 2020 (Predecessor), amortization expense for intangible assets was $618, $94 and $24, respectively.

As of December 31, 2021, the estimated future amortization expense related to intangible assets is as follows:

USD
2022	$619
2023	613
2024	595
2025	496
$2,323